POST-EMPLOYMENT BENEFITS - Sensitivity analysis (Details) - Defined benefit plans R$ in Thousands	Dec. 31, 2020 BRL (R$)
Discount rate
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Increase in defined benefit obligation	R$ 3,700,111
Decrease in defined benefit obligation	R$ 4,308,146
Salary growth
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Increase in defined benefit obligation	R$ 253,585
Decrease in defined benefit obligation	R$ 271,076